Accounts Payable and Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable	$ 4,656,966	$ 2,312,382	$ 901,552
Payable to statutory authorities	99,350	55,699	35,149
Client liabilities	239,086	574,603	49,160
Salary payable	27,878	91,825	48,216
Other accrued liabilities	3,240,125	1,162,687	357,414
Other accrued liabilities	3,606,439	1,884,814	489,939
Provision for Gratuity	121,903	74,817	33,933
Other accrued liabilities- Non Current	189,402	74,817	33,933
Total accounts payable, accrued current and non current expenses	$ 8,452,807	$ 4,272,013	$ 1,425,424